Merger	12 Months Ended
Dec. 31, 2017
Business Combinations [Abstract]
Merger

NOTE 2 - MERGER

On March 6, 2015, CBI completed the acquisition by merger of TCNB Financial Corp. (“TCNB”) in an all-cash transaction for aggregate consideration of $17,226, or $23.50 per share of TCNB stock. The Company and TCNB had first announced that they had entered into an agreement to merge in September of 2014. Immediately following the merger, TCNB’s banking subsidiary, The Citizens National Bank of Southwestern Ohio, was merged into CBI’s banking subsidiary, Civista Bank.

At the time of the merger, TCNB had total assets of $97,479, including $76,771 in loans, and $86,708 in deposits. The transaction was recorded as a purchase and, accordingly, the operating results of TCNB have been included in the Company’s Consolidated Financial Statements since the close of business on March 6, 2015. The aggregate of the purchase price over the fair value of the net assets acquired of approximately $5,375 was recorded as goodwill and will be evaluated for impairment on an annual basis.

Merger-related costs were $391 as of December 31, 2015. These costs were primarily included in salaries, wages and benefits, contracted data processing and professional services on the Consolidated Statements of Operations.

The following table presents financial information for the former TCNB included in the Consolidated Statements of Operations from the date of acquisition through December 31, 2015.

Actual From Acquisition Date Through December 31, 2015 (in thousands)
Net interest income after provision for loan losses	$3,155
Noninterest income	138
Net income	1,282

NOTE 2 – MERGER (Continued)

The following table presents unaudited pro forma information for the periods ended December 31, 2017, 2016 and 2015 as if the acquisition of TCNB had occurred on January 1, 2015. This table has been prepared for comparative purposes only and is not indicative of the actual results that would have been attained had the acquisition occurred as of the beginning of the periods presented, nor is it indicative of future results.

	Pro Formas (unaudited) Twelve months ended December 31,
	2017	2016	2015
Net interest income after provision for loan losses	$54,456	$51,389	$46,852
Noninterest income	16,334	16,132	14,699
Net income	15,769	16,949	11,931
Pro forma earnings per share:
Basic	$1.47	$1.93	$1.32
Diluted	$1.28	$1.55	$1.09

The following table summarizes the estimated fair values of the assets acquired and liabilities assumed at the date of acquisition for TCNB. Core deposit intangibles will be amortized over periods of between five and ten years using an accelerated method. Goodwill will not be amortized, but instead will be evaluated for impairment.

At March 6, 2015
Total purchase price	$17,226
Net assets acquired:
Cash and short-term investments	18,152
Loans, net	76,444
Other securities	716
Premises and equipment	1,738
Accrued interest receivable	194
Core deposit intangible	1,009
Other assets	472
Noninterest-bearing deposits	(18,263)
Interest-bearing deposits	(68,606)
Other liabilities	(5)
11,851
Goodwill	$5,375

The assets and liabilities acquired in the TCNB merger were measured at fair value. Management made certain estimates and exercised judgment in accounting for the acquisition. The following is a description of the methods used to determine fair value of significant assets and liabilities at the acquisition date:

Cash and short-term investments: The Company acquired $18.2 million in cash and short-term investments, which management deemed to reflect fair value based on the short term nature of the asset.

Loans: The Company acquired $76.4 million in loans receivable with and without evidence of credit quality deterioration. The loans consisted of Commercial loans, Commercial Real Estate loans, and Residential Real Estate loans including home equity secured lines of credit, as well as Real Estate Construction, Farm Real Estate loans and

NOTE 2 – MERGER (Continued)

Consumer and other loans. The fair value of the performing loan portfolio includes separate adjustments to reflect a credit risk and marketability component and a yield component reflecting the differential between portfolio and market yields. Additionally, certain loans were valued based on their observable sales price. Loans acquired with credit deterioration of $831 were individually evaluated to estimate credit losses and a net recovery amount for each loan. The net cash flows for each loan were then discounted to present value using a risk-adjusted market rate.

Deposits: The Company acquired $86.9 million in deposits. Savings and transaction accounts are variable, have no stated maturity and can be withdrawn on short notice with no penalty. Therefore, the fair value of such deposits is considered equal to the carrying value. The fair value of CD’s is determined by comparing the contractual cost of the CD’s to the market rates with corresponding maturities. The valuation adjustment reflects the present value of the difference between the cash flows attributable to the CD’s based on contractual and market rates. The core deposit intangible is determined by the present value difference of the net cost of the core deposit versus the same amount for an alternative funding source.